Loans and Borrowings (Details) - Schedule of Loans and Borrowings - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Loans and Borrowings (Details) - Schedule of Loans and Borrowings [Line Items]
Total current	£ 178,084		£ 84,137
Non-current
Total non-current	4,113	£ 68,113
Total loans and borrowings	182,197	248,653
Current [member]
Loans and Borrowings (Details) - Schedule of Loans and Borrowings [Line Items]
Stocking loans	161,592	169,170
Subscription facilities	14,983	10,188
Secured asset financing	1,479
Bank loans	30	635
Mortgages		547
Total current	178,084	180,540
Non-current [Member]
Loans and Borrowings (Details) - Schedule of Loans and Borrowings [Line Items]
Subscription facilities		56,987
Non-current
Stocking loans		8,809
Subscription facilities		56,987
Secured asset financing	4,113
Bank loans		815
Mortgages		£ 1,502